Employee Benefit Arrangements - Assumptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Health care cost trend rate, for next fiscal year	7.50%
Health care cost trend rate, decrease to percentage	6.00%
Health care cost trend rate, period over which rate equals ultimate trend rate	5 years
Health care cost trend rate, ultimate trend	5.00%